Debt - SRA - Additional Information (Details) - SRA Companies, Inc.	1 Months Ended		3 Months Ended		12 Months Ended
	Oct. 31, 2015 USD ($)	Oct. 31, 2014 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	Jun. 30, 2013 USD ($)	Jun. 30, 2012 USD ($)	Jul. 20, 2011 USD ($)
Debt Instrument [Line Items]
Stated interest rate					11.00%	11.00%			11.00%
Estimated fair value of outstanding debt			$ 1,088,200,000		$ 1,088,700,000	$ 1,098,500,000
Minimum leverage ratio			4.5		4.5
NSSL Ratio			3.1		2.9	3.2
Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate			0.50%		0.50%
Term Loan
Debt Instrument [Line Items]
Debt instrument, face amount									$ 875,000,000.0
Unamortized discount			$ 8,750,000		$ 8,750,000				8,750,000
Debt instrument, term			7 years
Amortization of debt discount (premium)			$ 300,000	$ 300,000	1,100,000	$ 1,300,000	$ 1,100,000
Amortization of financing costs			1,700,000	1,700,000	6,200,000	6,600,000	6,000,000
Interest payment			10,900,000	18,900,000	44,800,000	36,700,000	47,800,000
Commitment fees			$ 200,000	$ 200,000	$ 700,000	600,000	500,000
Senior Secured Credit Facility
Debt Instrument [Line Items]
Interest rate during the period			6.50%		6.50%
Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount									$ 400,000,000.0
Stated interest rate									11.00%
Interest payment					$ 44,000,000	$ 44,000,000	44,000,000
Senior Notes | Senior Secured Note
Debt Instrument [Line Items]
Stated interest rate			11.00%		11.00%	11.00%
Redemption price, percentage			105.50%		105.50%
Term Loam B Facility Fiscal 2012
Debt Instrument [Line Items]
Debt repaid								$ 140,000,000
Term Loam B Facility Fiscal 2013
Debt Instrument [Line Items]
Debt repaid							$ 20,000,000
Term Loam B Facility Fiscal 2014
Debt Instrument [Line Items]
Debt repaid						$ 40,000,000
Excess cash flow payments						61,500,000
Excess cash flow payments, amount returned		$ 10,600,000
Revolving Credit Facility
Debt Instrument [Line Items]
Revolving line of credit, face amount									$ 100,000,000.0
Long-term Line of Credit			$ 0		$ 0	$ 0
Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Basis spread on variable interest rate			1.25%		1.25%
Minimum | Federal Funds Rate
Debt Instrument [Line Items]
Basis spread on variable interest rate			2.25%		2.25%
Ratio 1
Debt Instrument [Line Items]
Periodic payment, percent of excess cash flow			75.00%		75.00%
Ratio 2
Debt Instrument [Line Items]
NSSL Ratio			3.5		3.5
Periodic payment, percent of excess cash flow			50.00%		50.00%
Ratio 3
Debt Instrument [Line Items]
NSSL Ratio			2.75		2.75
Periodic payment, percent of excess cash flow			25.00%		25.00%
Ratio 4
Debt Instrument [Line Items]
NSSL Ratio			2		2
Periodic payment, percent of excess cash flow			0.00%		0.00%
Forecast
Debt Instrument [Line Items]
Excess cash flow payments	$ 0